GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 8.3	$ 5.1	$ 5.7	$ 5.8
Vitners
Acquired Finite-Lived Intangible Assets [Line Items]
Owned routes acquired	$ 1.7
Trademarks | Vitners
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2.9
Customer Relationships | Vitners
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	0.8
Distributor/customer relationships, technology, trademarks and unfavorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	9.5	$ 1.9
Distributor/customer relationships, technology, trademarks and unfavorable leases | Vitners
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1.2